Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 22, 2016
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000811869
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016